UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07089

Dreyfus Pennsylvania Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund
Statement of Investments
February 28, 2006 (Unaudited)
	Principal
Long-Term Municipal Investments--95.4%	Amount ($)		Value ($)

Pennsylvania--95.0%

Albert Gallatin Area School District
5.15%, 9/1/2014 (Insured; MBIA)	1,220,000		1,247,304

Bethlehem Authority,
Guaranteed Water Revenue
5%, 11/15/2015 (Insured; FSA)	2,000,000		2,171,860

Bucks County Industrial Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility) 5.90%, 1/1/2027	250,000		253,225

Bucks County Water and Sewer Authority, Revenue
(Neshaminy Interceptor)
5.375%, 6/1/2013 (Insured; AMBAC)	1,090,000		1,184,961

Butler Area Sewer Authority, Sewer Revenue
Zero Coupon, 1/1/2010 (Insured; FGIC)	600,000		521,472

Butler County
5.25%, 7/15/2013 (Insured; FGIC)	1,670,000	a	1,836,115

Chester County, GO
5%, 8/15/2019	500,000		540,090

Chester County School Authority, School LR
(Chester County Intermediate Unit Project)
5%, 4/1/2021 (Insured; AMBAC)	2,325,000		2,486,634

Council Rock School District
4.75%, 5/15/2009 (Insured; FGIC)	1,780,000	a	1,849,189

Delaware County 5.125%, 10/1/2017	1,000,000		1,047,070

Delaware River Port Authority
(Port District Project)
4.75%, 1/1/2012 (Insured; MBIA)	1,000,000		1,029,540

Harrisburg Authority, Office and Parking Revenue
5.75%, 5/1/2008	1,200,000		1,229,568

Harrisburg Parking Authority, Parking Revenue
5.75%, 5/15/2014 (Insured; FSA)	740,000		825,825

Harrisburg Redevelopment Authority
Zero Coupon, 11/1/2016 (Insured; FSA)	2,000,000		1,265,320

Kennett Consolidated School District
5.25%, 2/15/2016 (Insured; FGIC)	1,000,000		1,092,390

McKeesport Area School District
Zero Coupon, 10/1/2009 (Insured; FGIC)	1,070,000		940,145

Monroe County Hospital Authority, HR
(Pocono Medical Center) 5.50%, 1/1/2012	1,095,000		1,169,460

Monroeville Municipal Authority, Sanitary
Sewer Revenue
5.25%, 12/1/2015 (Insured; MBIA)	1,035,000		1,127,964

Mount Lebanon School District
5%, 2/15/2013 (Insured; MBIA)	1,000,000	a	1,080,750

Neshaminy School District
5%, 4/15/2016 (Insured; MBIA)	1,250,000		1,347,312

Norristown:
Zero Coupon, 12/15/2011 (Insured; Radian)	1,465,000		1,177,904
Zero Coupon, 12/15/2013 (Insured; Radian)	735,000		539,887
5%, 9/1/2020 (Insured; FGIC)	1,125,000		1,199,182

North Allegheny School District
5%, 5/1/2015 (Insured; FGIC)	1,625,000		1,754,009

Pennsylvania Finance Authority, Revenue (Penn Hills
Project):
5.25%, 12/1/2006 (Insured; FGIC)	940,000	a	953,621
5.25%, 12/1/2013 (Insured; FGIC)	1,105,000		1,119,685

Pennsylvania Higher Educational Facilities Authority,
Revenue:
State System for Higher Education
5.25%, 12/15/2014 (Insured; AMBAC)	1,600,000		1,659,664
(UPMC Health System):
6%, 1/15/2013	1,995,000		2,186,939
6%, 1/15/2014	1,580,000		1,736,578

Pennsylvania Industrial Development Authority, EDR
5.50%, 7/1/2014 (Insured; AMBAC)	2,350,000		2,597,948

Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue (Philadelphia Funding
Program) 5.25%, 6/15/2016 (Insured; FGIC)	1,200,000		1,263,912

Pennsylvania Public School Building Authority, School Revenue
(Daniel Boone School District Project)
5%, 4/1/2017 (Insured; MBIA)	1,005,000		1,067,320

Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue:
5.25%, 12/1/2018 (Insured; AMBAC)	455,000		479,097
5.25%, 12/1/2018 (Insured; AMBAC)	545,000		574,893

Philadelphia:
5.70%, 11/15/2006 (Insured; FGIC)	370,000	374,436
5.25%, 2/15/2014 (Insured; XLCA)	2,000,000	2,161,980
Gas Works Revenue
5.50%, 7/1/2015 (Insured; FSA)	1,550,000	1,653,850

Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue:
(Jefferson Health System):
4.30%, 5/15/2006	500,000	500,865
5%, 5/15/2011	2,500,000	2,581,950
(Temple University Hospital) 6.50%, 11/15/2008	1,350,000	1,409,373

Philadelphia Municipal Authority, LR:
5.25%, 11/15/2011 (Insured; FSA)	2,000,000	2,150,760
5.25%, 11/15/2015 (Insured; FSA)	2,115,000	2,281,577

Pittsburgh School District, GO
5%, 9/1/2020 (Insured; MBIA)	1,315,000	1,410,088

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health):
6.25%, 12/1/2013	1,800,000	2,012,490
6.25%, 12/1/2014	1,000,000	1,115,430

State Public School Building Authority, School Revenue
(York School District Project)
5%, 5/1/2018 (Insured; FSA)	545,000	581,651

Swarthmore Borough Authority, College Revenue
(Swarthmore College) 5.25%, 9/15/2020	750,000	811,365

Trinity Area School District
5.20%, 11/1/2012 (Insured; FSA)	1,235,000	1,286,536

Wayne County Hospital and Health Facilities
Authority (Wayne Memorial Hospital Project)
5.25%, 7/1/2016 (Insured; MBIA)	2,135,000	2,298,285

West Mifflin Area School District, GO
5%, 10/1/2022 (Insured; FSA)	710,000	761,688

West Mifflin Sanitary Sewer Municipal Authority,
Sewer Revenue
4.90%, 8/1/2013 (Insured; MBIA)	880,000	905,221

Westmoreland County
Zero Coupon, 12/1/2008 (Insured; FGIC)	1,590,000	1,442,146

Wilson Area School District:
5.125%, 3/15/2016 (Insured; FGIC)	1,300,000	1,399,307
5%, 5/15/2016 (Insured; FSA)	1,135,000	1,222,168

York County Hospital Authority, Revenue (Lutheran
Social Services Health Center) 6.25%, 4/1/2011 .	1,000,000	1,000,380

Yough School District
Zero Coupon, 10/1/2007 (Insured; FGIC)	1,000,000	944,790
U.S. Related--.4%
Guam Waterworks Authority,
Water and Wastewater System Revenue
5.50%, 7/1/2016	320,000	340,026
Total Long-Term Municipal Investments
(cost $71,149,975)		73,203,195
Short-Term Municipal Investment--2.6%

Pennsylvania;

Hospital and Higher Education Facilities Authority of Philadelphia HR (The Children's Hospital of Philadelphia Project) 2.94% (Insured; MBIA) (cost $2,000,000)

Total Investments (cost $73,149,975)

Cash and Receivables (Net)
Net Assets
2,000,000	b	2,000,000
98.0%		75,203,195
2.0%		1,508,049
100.0%		76,711,244

Summary of Abbreviations
ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)